Unit-based Compensation - Schedule of Stock Warrant Activity (Detail) - Warrant Units [Member]	12 Months Ended
Sep. 25, 2021 shares
Class of Warrant or Right [Line Items]
Beginning balance	0
Granted	714,022
Vested	(446,741)
Ending balance	267,281